Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	VISIONCHINA MEDIA INC.
Entity Central Index Key	0001415911
Document Type	20-F
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	101,560,744
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY